Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of year	¥ 147,639	$ 22,692	¥ 136,569
Increase in goodwill related to acquisitions during the year			10,565
Remeasurement of prior year acquisitions			505
Accumulated impairment loss
Balance at the end of year	¥ 147,639	$ 22,692	¥ 147,639